TAXES BASED ON INCOME - Income (Loss) from Continuing Operations before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Taxes Based on Income
U.S.	$ 88.0	$ 123.8	$ (355.4)
International	904.6	613.5	604.9
Income before taxes	$ 992.6	$ 737.3	$ 249.5